UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2008

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       August 13, 2008
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $426,538 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

AMR CORP                      COM               001765106     646        126,153   SH        DEFINED    1, 2     126,153
ANHEUSER BUSCH COS INC        COM               035229103   6,833        110,000   SH        DEFINED    1, 2     110,000
BANK OF AMERICA CORPORATION   COM               060505104     826         34,600   SH        DEFINED    1, 2      34,600
CALPINE CORP                  COM NEW           131347304   2,030         90,000   SH        DEFINED    1, 2      90,000
CHARTER COMMUNICATIONS INC D  CL A              16117M107   9,975      9,500,000   SH        DEFINED    1, 2   9,500,000
CHOICEPOINT INC               COM               170388102   5,982        124,100   SH        DEFINED    1, 2     124,100
CITADEL BROADCASTING CORP     COM               17285T106   7,572      6,206,663   SH        DEFINED    1, 2   6,206,663
CLEAR CHANNEL COMMUNICATIONS  COM               184502102  42,965      1,220,600   SH        DEFINED    1, 2   1,220,600
COMSYS IT PARTNERS INC        COM               20581E104  16,866      1,849,344   SH        DEFINED    1, 2   1,849,344
CONTINENTAL AIRLS INC         CL B              210795308   1,902        188,094   SH        DEFINED    1, 2     188,094
CORN PRODS INTL INC           COM               219023108   3,590         73,100   SH        DEFINED    1, 2      73,100
DELTA AIR LINES INC DEL       COM NEW           247361702   1,148        201,431   SH        DEFINED    1, 2     201,431
DIEBOLD INC                   COM               253651103   2,206         62,000   SH        DEFINED    1, 2      62,000
DRS TECHNOLOGIES INC          COM               23330X100   7,085         90,000   SH        DEFINED    1, 2      90,000
ELECTRONIC DATA SYS NEW       COM               285661104   6,899        280,000   SH        DEFINED    1, 2     280,000
FEDERAL MOGUL CORP            CL A              313549404     303         18,805   SH        DEFINED    1, 2      18,805
FORD MTR CO DEL               COM PAR $0.01     345370860  38,480      8,000,000   SH        DEFINED    1, 2   8,000,000
FORD MTR CO DEL               NOTE 4.250% 12/1  345370CF5  32,282     45,000,000  PRN        DEFINED    1, 2  45,000,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717 128,425      9,894,100  PRN        DEFINED    1, 2   9,894,100
GENERAL MTRS CORP             COM               370442105  53,032      4,611,500   SH        DEFINED    1, 2   4,611,500
GREY WOLF INC                 COM               397888108   4,515        500,000   SH        DEFINED    1, 2     500,000
HAYES LEMMERZ INTL INC        COM NEW           420781304   3,350      1,179,745   SH        DEFINED    1, 2   1,179,745
LIBBEY INC                    COM               529898108   1,282        172,354   SH        DEFINED    1, 2     172,354
MEADWESTVACO CORP             COM               583334107     468         19,645   SH        DEFINED    1, 2      19,645
MEDIACOM COMMUNICATIONS CORP  CL A              58446K105   2,670        500,000   SH        DEFINED    1, 2     500,000
NAVTEQ CORP                   COM               63936L100   7,400         96,100   SH        DEFINED    1, 2      96,100
NOAH ED HLDGS LTD             ADR               65487R303     292         54,000   SH        DEFINED    1, 2      54,000
NORTHWEST AIRLS CORP          COM               667280408   7,521      1,129,251   SH        DEFINED    1, 2   1,129,251
RES-CARE INC                  COM               760943100   1,872        105,293   SH        DEFINED    1, 2     105,293
SIMCERE PHARMACEUTICAL GROUP  SPON ADR          82859P104     189         15,000   SH        DEFINED    1, 2      15,000
TAKE-TWO INTERACTIVE SOFTWAR  COM               874054109  10,959        428,572   SH        DEFINED    1, 2     428,572
THIRD WAVE TECHNOLOGIES INC   COM               88428W108   7,812        700,000   SH        DEFINED    1, 2     700,000
UAL CORP                      DBCV 5.000% 2/0   902549AE4     448      1,000,000  PRN        DEFINED    1, 2   1,000,000
VALUECLICK INC                COM               92046N102   1,060         70,000   SH        DEFINED    1, 2      70,000
W-H ENERGY SVCS INC           COM               92925E108   6,769         70,700   SH        DEFINED    1, 2      70,700
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS     929352102     264         13,000   SH        DEFINED    1, 2      13,000
YAHOO INC                     COM               984332106     620         30,000   SH        DEFINED    1, 2      30,000
